Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2021	Jan. 26, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Liabilities
Jack-up rigs	$ 2,783.5		$ 2,824.6		$ 2,683.3
$350m Convertible bonds
Liabilities
Debt instrument, interest rate	3.875%	3.875%
Fair value | Fair value, inputs, level 1
Assets
Cash and cash equivalents	$ 32.4		19.2
Trade receivables	32.6		22.9
Tax retentions receivable	5.1		10.5
Other current assets (excluding deferred costs)	14.9		14.9
Due from related parties	30.2		34.9
Liabilities
Trade payables	16.7		20.4
Accruals and other current liabilities	80.7		75.6
Fair value | Fair value, inputs, level 2
Liabilities
Long-term debt	1,686.6		1,609.8
Fair value | Fair value, inputs, level 3
Liabilities
Guarantees issued to equity method investments	5.9		5.9
Fair value | Fair value, inputs, level 3 | Cold stacked rig | Balder
Liabilities
Jack-up rigs				$ 5.0
Carrying value
Assets
Cash and cash equivalents	32.4		19.2
Trade receivables	32.6		22.9
Tax retentions receivable	5.1		10.5
Other current assets (excluding deferred costs)	14.9		14.9
Due from related parties	30.2		34.9
Liabilities
Trade payables	16.7		20.4
Accruals and other current liabilities	80.7		75.6
Long-term debt	1,910.9		1,906.2
Guarantees issued to equity method investments	$ 5.9		$ 5.9